IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 7.7	$ 6.8	$ 5.0
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.8	8.5	4.5
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.0	1.5	1.1
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1	3.4	2.7
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4	2.9	1.5
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	3.9	1.3
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.9	1.6
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(12.8)	(15.3)	(7.7)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.7
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.8
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.1
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.4
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.1
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.8	6.6	5.3
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.5	7.3	4.1
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.4	1.3
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.3	2.8	3.5
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	3.0	1.3
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9	3.6	1.4
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.9	1.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (12.2)	$ (13.4)	$ (7.8)